                                   KENT FUNDS

          SUPPLEMENT DATED JUNE 22, 2000, AS AMENDED NOVEMBER 17, 2000
             TO THE PROSPECTUS FOR THE KENT FUNDS DATED MAY 1, 2000

Effective November 15, 2000, the Investment Shares of the Kent Money Market Fund, the Kent Government Money Market Fund and the Kent Michigan Municipal Money Market Fund are subject to annual distribution and shareholder servicing fees of up to 0.25% of the average daily net assets of each Fund's Investment Shares.

The information under the heading "FEES AND EXPENSES" on page 34 of the prospectus is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Funds.

                                      MONEY                    GOVERNMENT MONEY               MICHIGAN MUNICIPAL
                                   MARKET FUND                    MARKET FUND                  MONEY MARKET FUND
                            Investment   Institutional   Investment      Institutional   Investment      Institutional
                              Shares        Shares         Shares           Shares         Shares           Shares
--------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
  (fees paid directly from
     your investment)
Maximum Sales (Load)
  Charge Imposed on
  Purchases                    None           None          None              None          None              None
ANNUAL FUND OPERATING
  EXPENSES
  (expenses that are
     deducted from Fund
     assets)
Management Fees               0.40%          0.40%         0.40%(1)          0.40%(1)      0.40%             0.40%
Distribution (12b-1) Fees     0.25%           None         0.25%              None         0.25%              None
Other Expenses                0.23%(1)       0.23%(1)      0.25%(1)          0.25%(1)      0.23%(1)          0.23%(1)
                              -----          -----         -----             -----         -----             -----
TOTAL ANNUAL FUND
  OPERATING EXPENSES          0.88%          0.63%         0.90%             0.65%         0.88%             0.63%
FEE WAIVER                    0.08%          0.08%         0.23%             0.23%         0.08%             0.08%
                              -----          -----         -----             -----         -----             -----
NET ANNUAL FUND OPERATING
  EXPENSES                    0.80%(1)       0.55%(1)      0.67%(1)          0.42%(1)      0.80%(1)          0.55%(1)
                              =====          =====         =====             =====         =====             =====

(1) The Investment Adviser has contractually agreed to waive a portion of its management fees and/or the Fund's administrator and fund accountant have contractually agreed to waive a portion of the administration and fund accounting fees payable by the Fund at least until December 31, 2000.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

                                        MONEY                     GOVERNMENT MONEY               MICHIGAN MUNICIPAL
                                     MARKET FUND                     MARKET FUND                  MONEY MARKET FUND
                            Investment      Institutional   Investment      Institutional   Investment      Institutional
                              Shares           Shares         Shares           Shares         Shares           Shares
-----------------------------------------------------------------------------------------------------------------------------
ONE YEAR AFTER PURCHASE       $   82            $ 56          $   68            $ 43          $   82            $ 56
THREE YEARS AFTER PURCHASE    $  273            $194          $  264            $185          $  273            $194
FIVE YEARS AFTER PURCHASE     $  480            $343          $  476            $339          $  480            $343
TEN YEARS AFTER PURCHASE      $1,077            $779          $1,087            $789          $1,077            $779

The footnote to the table under the heading "Distribution and Service Fees" on page 48 of the prospectus is deleted.

Effective September 2000, Sarah M. Quirk is the portfolio manager of the Michigan Municipal Bond Fund. Michael J. Martin remains co-portfolio manager of the Michigan Municipal Bond Fund. Effective October 2000, Daniel Skubiz is co-portfolio manager of the Growth and Income Fund and the Large Company Growth Fund. Under the heading "Portfolio Managers" on page 38 of the prospectus, the information regarding Ms. Quirk is replaced with the following and the following information regarding Mr. Skubiz is added:
--------------------------------------------------------------------------------

     SARAH M. QUIRK,
     Tax-exempt Portfolio Manager
                                   Ms. Quirk has been the           - Ms. Quirk has over twenty
                                   portfolio manager of the         years of investment experience,
                                   MICHIGAN MUNICIPAL BOND FUND       including fifteen years in
                                   since September 2000. Ms. Quirk    the municipal bond industry.
                                   has been co-portfolio manager
                                   of the TAX-FREE INCOME FUND and
                                   the INTERMEDIATE TAX-FREE FUND
                                   since May 1998.
                                                                    - Prior to joining Lyon Street,
                                                                    she was a Retail Trader-Fixed
                                                                      Income Securities at Tucker
                                                                      Anthony, Inc.
-------------------------------------------------------------------------------------------------------
     DANIEL SKUBIZ, Portfolio
     Manager
                                   Mr. Skubiz has been              - Prior to joining Lyon Street,
                                   co-portfolio manager of the      Mr. Skubiz was a Vice President
                                   GROWTH AND INCOME FUND and the     with TradeStreet Investment
                                   LARGE COMPANY GROWTH FUND since    Associates, Inc., a
                                   October 2000.                      wholly-owned subsidiary of
                                                                      Bank of America.

--------------------------------------------------------------------------------

Effective January 1, 2001, the Equity Funds will change the frequency at which they declare and pay dividends. The first paragraph under the heading "DIVIDENDS AND DISTRIBUTIONS" on page 50 of the prospectus is replaced with the following:

The Funds pay dividends to their shareholders from the Funds' respective net investment income. The Funds distribute any net capital gains that have been realized. Capital gains, if any, for all Funds are distributed at least annually. Income dividends on each Fund are declared and paid as follows:

FUND                                                     DECLARED              PAID
Growth and Income Fund                                   Quarterly          Quarterly
Index Equity Fund                                        Quarterly          Quarterly
Large Company Growth Fund                                Quarterly          Quarterly
Small Company Growth Fund                                Annually            Annually
International Growth Fund                                Annually            Annually
Income Fund                                               Monthly            Monthly
Intermediate Bond Fund                                    Monthly            Monthly
Short Term Bond Funds                                     Monthly            Monthly
Tax-Free Income Fund                                      Monthly            Monthly
Intermediate Tax-Free Fund                                Monthly            Monthly
Michigan Municipal Bond Fund                              Monthly            Monthly
Money Market Fund                                          Daily             Monthly
Government Money Market Fund                               Daily             Monthly
Michigan Municipal Money Market Fund                       Daily             Monthly

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                   KENT FUNDS

                   SUPPLEMENT DATED JUNE 22, 2000, AS AMENDED
                NOVEMBER 17, 2000 TO THE STATEMENT OF ADDITIONAL
                INFORMATION FOR THE KENT FUNDS DATED MAY 1, 2000

The following non-fundamental investment restriction, which appears on page 28 of the Statement of Additional Information, is deleted in its entirety:

     (3) Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation except that each of the Small Company Growth Fund and the International Growth Fund may invest up to 10% of its total assets in such companies.


The following sentence, which appears on page 41 of the Statement of Additional Information, is deleted in its entirety:

     The Trust does not currently intend to charge a fee under the Plan for the Money Market Funds.


The following disclosure is added on page 52 of the Statement of Additional Information, under the heading "Advertising Information:"

     The Funds may include in Materials data, mutual fund rankings or comparisons published and prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment
     Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. The
     Funds may also include in Materials ratings given to a Fund by S&P, Moody's, Fitch or other similar organizations, or indications of approval given to a Fund by the National Association of Insurance Commissioners ("NAIC") or other organizations. These ratings and approvals are subject to change and do not remove market risk. The Kent Government Money Market Fund has been approved by the NAIC and has been rated "Aam" by S&P. The S&P rating is historical and is based upon the Fund' credit quality, market price exposure and management.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE